Earnings per share (Details) R$ / shares in Units, R$ in Thousands	3 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2024 BRL (R$) R$ / shares shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 BRL (R$) R$ / shares shares
Notes and other explanatory information [abstract]
Profit for the year | R$		R$ 823,295		R$ 747,212
Weighted average number of common shares issued | shares		683,509,869		683,509,869
Basic earnings per share (reais per share) | (per share)	$ 1.20	R$ 1.20451	$ 1.09	R$ 1.09320
Diluted earnings per share (reais per share) | (per share)	$ 1.20	R$ 1.20451	$ 1.09	R$ 1.09320